UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE IBERO-AMERICA FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Ibero-America Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 31.9%
Commercial Banks - 22.4%
Banco Bilbao Vizcaya Argentaria SA(a)	304,110	$3,943,793
Banco Santander SA	629,313	8,181,827
Grupo Financiero Banorte SAB de CV - Class O	225,900	846,082
Investimentos Itau SA (Preference Shares)	126,800	811,116

		13,782,818

Consumer Finance - 1.2%
Banco Compartamos SA de CV	130,500	709,772

Diversified Financial Services - 6.0%
BM&F BOVESPA SA	50,600	331,519
Bolsas y Mercados Espanoles SA	11,653	306,917
Corp. Financiera Alba	34,048	1,667,967
Criteria Caixacorp SA	302,524	1,382,190

		3,688,593

Insurance - 1.8%
Grupo Catalana Occidente SA	55,427	1,134,315

Real Estate Management & Development - 0.5%
BR Malls Participacoes SA(b)	24,000	312,094

		19,627,592

Telecommunication Services - 21.1%
Diversified Telecommunication Services - 16.7%
Telefonica SA	437,982	10,270,877

Wireless Telecommunication Services - 4.4%
America Movil SAB de CV	1,219,000	2,713,998

		12,984,875

Industrials - 9.9%
Commercial Services & Supplies - 1.9%
Prosegur Cia de Seguridad SA	27,249	1,197,635

Construction & Engineering - 4.0%
Abengoa SA	16,500	417,014
ACS Actividades de Construccion y Servicios SA	13,100	581,777
Obrascon Huarte Lain SA	64,743	1,431,241

		2,430,032

Electrical Equipment - 1.0%
Gamesa Corp. Tecnologica SA	49,000	608,673

Machinery - 0.5%
Construcciones y Auxiliar de Ferrocarriles SA	570	319,874

Transportation Infrastructure - 2.5%
Abertis Infraestructuras SA	82,564	1,553,485

		6,109,699

Utilities - 9.8%
Electric Utilities - 4.0%
EDP - Energias de Portugal SA	117,300	430,468

Iberdrola SA	251,731	$2,024,401

		2,454,869

Gas Utilities - 2.7%
Enagas	22,065	459,706
Gas Natural SDG SA	67,400	1,235,897

		1,695,603

Independent Power Producers & Energy Traders - 3.1%
EDP Renovaveis SA(b)	36,611	294,765
Iberdrola Renovables SA	381,300	1,596,651

		1,891,416

		6,041,888

Energy - 7.3%
Energy Equipment & Services - 2.5%
Tecnicas Reunidas SA	27,788	1,561,917

Oil, Gas & Consumable Fuels - 4.8%
Repsol YPF SA	128,832	2,915,964

		4,477,881

Consumer Discretionary - 5.4%
Hotels, Restaurants & Leisure - 0.5%
Sol Melia SA	39,700	286,203

Household Durables - 0.6%
Urbi Desarrollos Urbanos SAB de CV(b)	160,000	353,096

Multiline Retail - 0.3%
Lojas Renner SA	10,100	218,079

Specialty Retail - 4.0%
Inditex SA	41,297	2,433,522

		3,290,900

Consumer Staples - 4.9%
Food & Staples Retailing - 0.3%
Wal-Mart de Mexico SAB de CV	43,900	217,981

Food Products - 4.6%
Ebro Puleva SA	89,662	1,763,412
Viscofan SA	42,100	1,047,680

		2,811,092

		3,029,073

Materials - 4.9%
Metals & Mining - 4.5%
Tubacex SA	154,300	563,597
Usinas Siderurgicas de Minas Gerais SA - Class A (Preference Shares)	52,900	1,502,270
Vale SA	23,800	664,422

		2,730,289

Paper & Forest Products - 0.4%
Fibria Celulose SA(b)	14,000	255,264

		2,985,553

Information Technology - 3.4%
Communications Equipment - 0.8%
Amper SA	63,100	492,961

IT Services - 2.6%
Indra Sistemas SA	47,101	$963,485
Redecard SA	44,000	640,345

		1,603,830

		2,096,791

Total Common Stocks (cost $48,189,670)		60,644,252

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.11%(c) (cost $86,004)	86,004	86,004

Total Investments - 98.8% (cost $48,275,674)(d)		60,730,256
Other assets less liabilities - 1.2%		756,589

Net Assets - 100.0%		$61,486,845

(a)	Security represents investments in an affiliate.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,536,787 and gross unrealized depreciation of investments was $(4,082,205), resulting in net unrealized appreciation of $12,454,582.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Country Breakdown *

February 28, 2010 (unaudited)

Summary

83.4%	Spain
8.0%	Mexico
7.8%	Brazil
0.7%	Portugal
0.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 28, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

The Ibero-America Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$3,010,583	$16,617,009		$-0-	$19,627,592
Telecommunication Services	2,713,998	10,270,877		-0-	12,984,875
Industrials	-0-	6,109,699		-0-	6,109,699
Utilities	-0-	6,041,888		-0-	6,041,888
Energy	-0-	4,477,881		-0-	4,477,881
Consumer Discretionary	571,175	2,719,725		-0-	3,290,900
Consumer Staples	217,981	2,811,092		-0-	3,029,073
Materials	2,421,956	563,597		-0-	2,985,553
Information Technology	640,345	1,456,446		-0-	2,096,791
Short Term-Investments	86,004	-0-		-0-	86,004

Total Investments in Securities	9,662,042	51,068,214	†	-0-	60,730,256
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$9,662,042	$51,068,214		$-0-	$60,730,256

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Ibero-America Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 22, 2010